Condensed Statements of Operations (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues
General and administrative expenses	1,689,000	1,731,000	$ 1,984,000	$ 3,599,000
Settlement and release of liabilities	(2,961,000)
Income (loss) from operations	1,272,000	(1,731,000)	(1,984,000)	(3,599,000)
Other income (expense) -
Income from cash and investments held in the Trust Account	1,798,000	1,946,000	4,600,000	75,000
Transaction costs allocated to warrant liability				(800,000)
Write-off contingent warrants associated with shares redeemed	130,000
Change in fair value of warrant liability	225,000	11,986,000	12,453,000	9,029,000
Net income (loss)	$ 3,425,000	$ 12,201,000	$ 15,069,000	$ 4,705,000
Class A Ordinary Shares
Other income (expense) -
Weighted average Class A ordinary shares outstanding -– basic (in Shares)	4,982,000	30,000,000	30,000,000	28,392,000
Net income per Class A ordinary share – basic (in Dollars per share)	$ 0.27	$ 0.33	$ 0.4	$ 0.13
Weighted average shares outstanding - diluted	4,982,000	30,000,000	30,000,000	28,392,000
Net income per ordinary share – diluted	$ 0.27	$ 0.33	$ 0.4	$ 0.13
Class B Ordinary Shares
Other income (expense) -
Weighted average Class A ordinary shares outstanding -– basic (in Shares)	7,500,000	7,500,000	7,500,000	7,500,000
Net income per Class A ordinary share – basic (in Dollars per share)	$ 0.27	$ 0.33	$ 0.4	$ 0.13
Weighted average shares outstanding - diluted	7,500,000	7,500,000	7,500,000	7,500,000
Net income per ordinary share – diluted	$ 0.27	$ 0.33	$ 0.4	$ 0.13